Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash
Cash for immediate withdrawal - in NIS	$ 93	$ 349
Cash for immediate withdrawal - in USD	9,102	327
Cash	$ 9,195	$ 676